Supplement to the
Fidelity® Balanced Fund
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 25.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

BAL-15-01  August 14, 2015
1.468108.127

Supplement to the
Fidelity® Puritan® Fund
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Michael Plage (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 25.

Michael Plage is co-manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

PUR-15-01  August 14, 2015
1.463149.122

Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 22.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

BAL-K-15-01  August 14, 2015
1.878258.113

Supplement to the
Fidelity® Puritan® Fund
Class K
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Michael Plage (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 22.

Michael Plage is co-manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

PUR-K-15-01  August 14, 2015
1.871758.107